Contingent Liabilities and Financial Commitments - General Litigation Overview - Additional Information (Details) $ in Billions	1 Months Ended	12 Months Ended							24 Months Ended
	Dec. 31, 2006 Class	Dec. 31, 2018 GBP (£) Case Plaintiff Claim Judgment	Dec. 31, 2018 USD ($) Case Plaintiff Claim Judgment	Dec. 31, 2018 EUR (€) Case Plaintiff Claim Judgment	Dec. 31, 2018 CAD ($) Case Plaintiff Claim Judgment	Dec. 31, 2018 BRL (R$) Case Plaintiff Claim Judgment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 GBP (£) Judgment	Dec. 31, 2018 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Number of active individual cases		111	111	111	111	111
Number of cases awarded damages		5	5	5	5	5
Settlement expenses		£ 164,400,000	$ 209,400,000
Amount of punitive damages		£ 114,000,000,000	$ 145,000,000,000
Number of Engle class representatives for which judgments allowed to stand | Class	2
Number of judgments returned in plaintiff favor | Judgment		2	2	2	2	2			46
Payment related to fund research on diseases		£ 175,000,000							£ 175,000,000	$ 223,000,000
Settlement expenses | $			$ 2,741,000,000				$ 2,856,000,000	$ 2,727,000,000
Number of active case		1	1	1	1	1
Number of cases Filed during year		107	107	107	107	107
BRAZIL
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses		£ 129,149	$ 164,484			R$ 637,500
Number of cases filed		56	56	56	56	56
Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases filed		5	5	5	5	5
ITALY
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses		£ 709,054	$ 903,051	€ 789,970
Number of cases filed		25	25	25	25	25
CHILE
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases filed		10	10	10	10	10
ARGENTINA
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases filed		5	5	5	5	5
IRELAND
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases filed		2	2	2	2	2
West Virginia I P I C
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases filed		1,200	1,200	1,200	1,200	1,200
Number plaintiffs qualified for claim | Plaintiff		30	30	30	30	30
Amount received on dismissal of claims		£ 5,496,000,000	$ 7,000,000,000
Number of plaintiffs sought for damages | Plaintiff		41	41	41	41	41
Number of claims with prejudice dismissed | Claim		41	41	41	41	41
RJRT
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages		£ 28,500,000,000	$ 36,300,000,000
B&W
Disclosure Of Commitments And Contingencies [Line Items]
Amount of punitive damages		£ 13,800,000,000	$ 17,600,000,000
Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases filed		137	137	137	137	137
Amount of punitive damages		£ 12,800,000,000	$ 16,300,000,000
Payments related to settlements to resolve filter cases		23,700,000							23,700,000	30,200,000
Engle Defendants
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses		268,300,000	341,700,000
Broin V Philip Morris Inc
Disclosure Of Commitments And Contingencies [Line Items]
Payment related to fund research on diseases		236,000,000							£ 236,000,000	$ 300,000,000
Plaintiffs’ counsel's fees and expenses		38,500,000	49,000,000
Group Companies Litigation
Disclosure Of Commitments And Contingencies [Line Items]
Provisions Under State Settlement Agreements		£ 4,100,000,000	$ 5,200,000,000
Initial number of cases		4,000	4,000	4,000	4,000	4,000
Number of cases after reduction		400	400	400	400	400
State Settlement Agreements
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses		£ 2,152,000,000	$ 2,741,000,000
Settlement cash payments		720,000,000	917,000,000
Two Quebec Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses		£ 8,900,000,000	$ 11,400,000,000		$ 15.6
Two Quebec Class Actions | BRAZIL
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases filed		1	1	1	1	1
Two Quebec Class Actions | Venezuela
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases filed		1	1	1	1	1
Two Quebec Class Actions | Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases filed		11	11	11	11	11
Two Quebec Class Actions | Parent Company
Disclosure Of Commitments And Contingencies [Line Items]
Settlement expenses		£ 5,900,000,000	$ 7,600,000,000		$ 10.4